Long-Term Loan (Tables)	3 Months Ended
Mar. 31, 2020
Long-term Loan [Abstract]
Schedule of future installment payments of long term loan
Twelve months ending March 31,
2021	$12,555
2022	12,555
2023	12,555
2024	12,555
2025	2,092
Total installment payments	52,312
Less: Imputed interest	(9,423)
Present value of long-term loan	42,889
Current portion	(8,774)
Non-current portion	$34,115

Twelve months ending December 31,
2020	$12,698
2021	12,698
2022	12,698
2023	12,698
2024	5,292
Total installment payments	56,084
Less: Imputed interest	(10,615)
Present value of long-term loan	45,469
Current portion	(8,666)
Non-current portion	$36,803